Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

9.    Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the owners of the Company by the weighted average number of ordinary shares of the Company outstanding over the period.

On May 8, 2020 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,317,860, and settled with this issue the 18.75% of the awards which vested on the first anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 20(a)(i).

On May 14, 2021 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,635,720 as of December 31, 2021, and settled with this issue the 18.75% of the awards which vested on the second anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 20(a)(i).

Diluted earnings per share are calculated by dividing the net income attributable to the owners of the Company by the weighted average number of ordinary shares outstanding over the period plus number of ordinary shares that would be issued if all existing convertible instruments, if any, were converted.

Under the 2016 HeadHunter Unit Option Plan, the Company may issue up to 1,271,436 new shares to settle the awards provided by the plan over the period of 4 years from the date of the IPO (see Note 20(a)(i)), of which 635,720 shares have already been issued, 23,126 shares have been forfeitured and the remaining 612,590 shares may be issued after December 31, 2021.

Under the 2018 HeadHunter Unit Option Plan, the Company may issue new shares to settle the awards provided in the plan over the period of 7 years from the grant date (see Note 20(a)(ii)) depending on share price performance; if on December 31, 2021 all units would vest, 513,612 new shares would have been issued.

Under 2021 RSU Plan, the Company may issue new shares up to 6% of the fully diluted aggregate number of ordinary shares issued. As of December 31, 2021, the Company had 491,064 unvested ordinary shares to be issued under 2021 RSU Plan, out of which 130,232 unvested ordinary shares are dilutive and included in the diluted weighted-average number of ordinary shares calculation.

Also, as of December 31, 2021 the Company may issue up to 42,534 new shares over next 3 year period as part of the remuneration of its Board of Directors.

Accordingly, 1,659,800 new shares may be issued by the Company in total as of December 31, 2021 in relation to the Long-term Incentive Plans (LTIPs) and Board of Directors remuneration agreeements (as of December 31, 2020 – 1,358,914 shares, as of December 31, 2019 – 1,514,114 shares).

	For the year ended December 31,
	2021	2020	2019
Net income attributable to owners of the Company	5,390,677	1,748,960	1,448,018
Weighted average number of ordinary shares outstanding (Note 19)	50,499,021	50,206,696	50,000,000

Effects of dilution from:
Share options (weighted average)	1,356,446	1,377,708	956,590
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	51,855,467	51,584,404	50,956,590

Earnings per share (in Russian Roubles per share)
Basic	106.75	34.84	28.96
Diluted	103.96	33.90	28.42

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.